Initial Public Offering - Narrative (Details)	Feb. 14, 2024 $ / shares shares	Mar. 01, 2021 $ / shares shares	Jun. 30, 2024 $ / shares	Feb. 15, 2024 $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 $ / shares
Subsidiary, Sale of Stock [Line Items]
Sale of Units in Initial Public Offering (Shares) | shares	44,000,000
Shares issued price per share	$ 10
Common stock par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001
Exercise price of warrant				$ 11.5
Flame Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of class A common stocks included in each unit | shares					1
Number of public warrants that each unit consists (in shares) | shares					0.5
Common Class A [Member] | Flame Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock par or stated value per share					$ 0.0001	$ 0.0001
Common Class A [Member] | Public Warrants [Member] | Flame Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issuable per whole warrant | shares					1
Exercise price of warrant		$ 11.5
IPO [Member] | Flame Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units in Initial Public Offering (Shares) | shares		28,750,000
Shares issued price per share		$ 10
Common stock par or stated value per share					$ 0.0001
Over-Allotment Option [Member] | Flame Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units in Initial Public Offering (Shares) | shares		3,750,000